Shareholder Report, Holdings (Details)	Apr. 30, 2026
S000097446 | Common Stock, Alphabet, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	5.70%
S000097446 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S000097446 | Common Stock, Meta Platforms, Inc., Interactive Media & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S000097446 | Common Stock, Bank of New York Mellon Corp. (The), Capital Markets, United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S000097446 | Common Stock, HCA Healthcare, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000097446 | Common Stock, Becton Dickinson & Co., Health Care Equipment & Supplies, United States
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S000097446 | Common Stock, Elevance Health, Inc., Health Care Providers & Services, United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
S000097446 | Common Stock, Philip Morris International, Inc., Tobacco, United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S000097446 | Common Stock, Oracle Corp., Software, United States
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S000097446 | Common Stock, Exxon Mobil Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Percent of Total Investments	36.80%
S000097446 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
S000097446 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S000097446 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
S000097446 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
S000097446 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
S000097446 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
S000097446 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.40%
S000097446 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.30%
S000097446 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.40%
S000097446 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.00%
S000097446 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
S000097446 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S000097445 | Common Stock, ONEOK, Inc., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S000097445 | Common Stock, Onto Innovation, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S000097445 | Common Stock, TTM Technologies, Inc., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S000097445 | Common Stock, Westlake Corp., Chemicals, United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S000097445 | Common Stock, Permian Resources Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000097445 | Common Stock, Targa Resources Corp., Oil, Gas & Consumable Fuels, United States
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S000097445 | Common Stock, United Rentals, Inc., Trading Companies & Distributors, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S000097445 | Common Stock, nVent Electric plc, Electrical Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S000097445 | Common Stock, Entegris, Inc., Semiconductors & Semiconductor Equipment, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S000097445 | Common Stock, Flex Ltd., Electronic Equipment, Instruments & Components, United States
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Percent of Total Investments	20.70%
S000097445 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
S000097445 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S000097445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.70%
S000097445 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
S000097445 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
S000097445 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
S000097445 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
S000097445 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
S000097445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
S000097445 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.60%
S000097445 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
S000097445 | Sector Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%

[1]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (2.0% of total investments), such as U.S. treasury bills or money market funds.
[2]	Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.4% of total investments), such as U.S. treasury bills or money market funds.